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                                 [Letterhead]


                                        December 3, 1998


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attn:  Office of Filings, Information and Consumer Services

Re:    Allmerica Investment Trust
       File Nos. 002-94067,811-4138,CIK#0000756742

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, this letter shall serve as a submission to eliminate the Supplement dated November 30, 1998 to Allmerica Investment Trust's Version B and G prospectuses dated May 1, 1998, which was filed with the Commission on November 25, 1998 (Accession No. 0000950109-98-005270).

Please return an electronic transmittal as evidence of your receipt of this filing. If you have any questions regarding this filing, please call me at (508) 855-4013.

                                            Sincerely,

                                            /s/ George M. Boyd

                                            George M. Boyd, Esquire

Enclosure

cc:   Thomas P. Cunningham-S298
      Laraine M. Fleurant-S380
      Gregory D. Sheehan, Esquire